Other income	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other income

14	Other income

	Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Government grants	51,069	36,086	163,846	120,448
Cash /fund transfer rebates	88	3,063	19	14
Usage of ISO13485 certified facilities	-	-	10,000	7,351
Disposal asset loss	(8,870)	-	-	-
Management fee	48,000	-	-	-
Rental of motor vehicle	347	-	-	-
	90,634	39,149	173,865	127,813